Right-of-use assets	6 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
11. Right-of-use assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other tangible assets	Total
Historical cost at December 31, 2022	758,923	524	168	5,793	765,408
Additions	55,996	65	—	1,118	57,179
Disposals	(37,877)	—	—	(711)	(38,588)
Business combinations	160,541	—	—	210	160,751
Exchange differences	(15,326)	—	—	(18)	(15,344)
Historical cost at June 30, 2023	922,257	589	168	6,392	929,406

Accumulated amortization at December 31, 2022	(385,896)	(486)	(115)	(3,403)	(389,900)
Amortization	(56,372)	(60)	(17)	(828)	(57,277)
Disposals	36,111	—	—	666	36,777
Exchange differences	9,725	—	—	16	9,741
Accumulated amortization at June 30, 2023	(396,432)	(546)	(132)	(3,549)	(400,659)

Carrying amount at:
December 31, 2022	373,027	38	53	2,390	375,508
June 30, 2023	525,825	43	36	2,843	528,747

The Group leases various retail stores, warehouses, equipment and vehicles. Rental contracts are typically made for fixed periods of 1 year to 15 years but may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other tangible assets mainly refer to vehicles.
For the six months ended June 30, 2023 no impairments were recognized. An impairment of €2,764 thousand was recognized for the six months ended June 30, 2022, and primarily related to stores in Hong Kong that are part of the Zegna segment, due to the ongoing developments in the area that could affect future cash flow generation.